Balance Sheet Components - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Inventory [Line Items]
Inventories	$ 199,268	$ 192,102	$ 221,145	$ 206,458
Bottled Wine and Spirits
Inventory [Line Items]
Inventories			90,083	68,684
Bottling and Packaging Supplies
Inventory [Line Items]
Inventories	19,448	16,328	10,482	11,798
Nonwine Inventory
Inventory [Line Items]
Inventories	$ 1,452	$ 831	$ 1,247	$ 1,032